Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance, January 1	$ 6,313	$ 5,805
Additions	3	0
GBPC impairment charge	(30)	0
Classified as assets held for sale	(148)	0
Change in foreign exchange rate	(303)	508
Balance, December 31	5,835	6,313
GBPC
Goodwill [Roll Forward]
Balance, January 1	104
GBPC impairment charge	(30)
Balance, December 31	$ 70	$ 104